Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information
5. Segment Information
5.1 Overall Segment Information and Business Segments
The Group classifies reporting segments based on the nature of the products and services provided, the type of customer, and the Group’s management organization.

Banking business	Corporate banking	Loans, deposit products, and other related financial services to large, small and medium-sized enterprises and SOHOs
	Retail banking	Loans, deposit products, and other related financial services to individuals and households
	Other banking services	Trading activities in securities and derivatives, funding, and other supporting activities
Securities business		Investment banking, brokerage services, and other supporting activities
Non-life insurance business		Non-life insurance and other supporting activities
Credit card business		Credit sale, cash advance, card loan, and other supporting activities
Life insurance business		Life insurance and other supporting activities

Financial information by business segment as of and for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	2024
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total

Net operating revenues (expenses) from external customers	￦	5,281,537	￦	4,165,446	￦	637,177	￦	10,084,160	￦	1,772,379	￦	1,447,658	￦	2,107,801	￦	366,433	￦	1,249,740	￦	—	￦	17,028,171
Intersegment net operating revenues (expenses)		91,339		—		537,771		629,110		48,236		(172,748)		(59,531)		(1,236)		296,117		(739,948)		—

	￦	5,372,876	￦	4,165,446	￦	1,174,948	￦	10,713,270	￦	1,820,615	￦	1,274,910	￦	2,048,270	￦	365,197	￦	1,545,857	￦	(739,948)	￦	17,028,171

Net interest income (expenses)	￦	5,765,967	￦	3,319,728	￦	1,138,177	￦	10,223,872	￦	604,220	￦	(27,286)	￦	1,661,002	￦	(137,380)	￦	687,978	￦	(185,692)	￦	12,826,714
Interest income		12,100,679		7,760,970		3,349,423		23,211,072		1,783,459		899,571		2,464,356		645,953		1,586,364		(99,390)		30,491,385
Interest expense		(6,334,712)		(4,441,242)		(2,211,246)		(12,987,200)		(1,179,239)		(926,857)		(803,354)		(783,333)		(898,386)		(86,302)		(17,664,671)
Net fee and commission income (expenses)		410,424		241,799		460,655		1,112,878		788,521		(35,521)		770,218		8,295		1,248,859		(43,623)		3,849,627
Fee and commission income		600,466		390,775		552,868		1,544,109		1,012,768		10,271		1,817,271		16,340		1,414,179		(333,095)		5,481,843
Fee and commission expense		(190,042)		(148,976)		(92,213)		(431,231)		(224,247)		(45,792)		(1,047,053)		(8,045)		(165,320)		289,472		(1,632,216)
Net Insurance income (expenses)		—		—		—		—		—		1,091,885		8,133		480,066		—		69,677		1,649,761
Insurance income		—		—		—		—		—		10,468,227		17,233		1,009,157		—		(38,426)		11,456,191
Insurance expense		—		—		—		—		—		(9,376,342)		(9,100)		(529,091)		—		108,103		(9,806,430)
Net gains on financial instruments at fair value through profit or loss		23,652		—		744,225		767,877		267,257		344,848		11,847		283,572		(13,103)		(650,217)		1,012,081
Net other insurance finance expense		—		—		—		—		—		(55,895)		—		(381,106)		—		—		(437,001)
Net other operating income (expenses)		(827,167)		603,919		(1,168,109)		(1,391,357)		160,617		(43,121)		(402,930)		111,750		(377,877)		69,907		(1,873,011)
General and administrative expenses	￦	(2,004,769)	￦	(1,984,805)	￦	(644,744)	￦	(4,634,318)	￦	(980,340)	￦	(140,270)	￦	(641,283)	￦	(147,517)	￦	(522,641)	￦	127,745	￦	(6,938,624)
Operating income (expenses) before provision for credit losses		3,368,107		2,180,641		530,204		6,078,952		840,275		1,134,640		1,406,987		217,680		1,023,216		(612,203)		10,089,547
Reversal (provision) of credit losses		(482,326)		(196,996)		(765)		(680,087)		(66,978)		1,945		(892,871)		712		(414,498)		7,491		(2,044,286)
Net operating income (expenses)		2,885,781		1,983,645		529,439		5,398,865		773,297		1,136,585		514,116		218,392		608,718		(604,712)		8,045,261
Share of profit (loss) of associates and joint ventures		—		—		7,402		7,402		(35,156)		2,272		1,238		(259)		(282)		7,901		(16,884)
Net other non-operating income (expenses)		(61,903)		—		(899,066)		(960,969)		3,059		(12,950)		9,755		6,694		(46,838)		(41,881)		(1,043,130)
Segment profit (loss) before income tax expense		2,823,878		1,983,645		(362,225)		4,445,298		741,200		1,125,907		525,109		224,827		561,598		(638,692)		6,985,247
Income tax benefit (expense)		(927,629)		(523,682)		157,415		(1,293,896)		(156,310)		(286,340)		(133,621)		(60,555)		(88,651)		62,732		(1,956,641)

Profit (loss) for the year	￦	1,896,249	￦	1,459,963	￦	(204,810)	￦	3,151,402	￦	584,890	￦	839,567	￦	391,488	￦	164,272	￦	472,947	￦	(575,960)	￦	5,028,606

Profit (loss) attributable to shareholders of the Parent Company	￦	1,877,266	￦	1,459,963	￦	(85,470)	￦	3,251,759	￦	585,682	￦	839,494	￦	402,715	￦	164,272	￦	470,606	￦	(636,307)	￦	5,078,221
Profit (loss) attributable to non-controlling interests		18,983		—		(119,340)		(100,357)		(792)		73		(11,227)		—		2,341		60,347		(49,615)
Total assets*		239,124,552		176,075,559		147,687,069		562,887,180		63,384,388		40,776,375		30,541,628		34,047,554		64,172,457		(37,964,050)		757,845,532
Total liabilities*		222,291,921		210,839,098		91,728,841		524,859,860		56,498,405		34,982,352		25,236,826		30,984,398		27,995,907		(2,527,397)		698,030,351

(In millions of Korean won)
	2025
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total
	Corporate banking		Retail banking		Other banking services		Sub-total

Net operating revenues (expenses) from external customers	￦	4,689,401	￦	3,972,906	￦	2,394,979	￦	11,057,286	￦	2,201,966	￦	1,244,693	￦	1,910,627	￦	342,687	￦	1,187,903	￦	—	￦	17,945,162
Intersegment net operating revenues (expenses)		147,541		—		198,221		345,762		(133,348)		74,857		(100,308)		43,025		466,350		(696,338)		—

	￦	4,836,942	￦	3,972,906	￦	2,593,200	￦	11,403,048	￦	2,068,618	￦	1,319,550	￦	1,810,319	￦	385,712	￦	1,654,253	￦	(696,338)	￦	17,945,162

Net interest income (expenses)	￦	5,840,658	￦	3,626,216	￦	1,190,928	￦	10,657,802	￦	631,520	￦	(12,343)	￦	1,593,320	￦	(102,702)	￦	522,688	￦	(217,192)	￦	13,073,093
Interest income		11,132,170		7,506,269		3,223,908		21,862,347		1,764,146		1,008,620		2,374,134		698,192		1,537,094		(88,433)		29,156,100
Interest expense		(5,291,512)		(3,880,053)		(2,032,980)		(11,204,545)		(1,132,626)		(1,020,963)		(780,814)		(800,894)		(1,014,406)		(128,759)		(16,083,007)
Net fee and commission income (expenses)		457,324		332,628		413,567		1,203,519		951,059		(37,244)		708,524		15,040		1,302,355		(44,966)		4,098,287
Fee and commission income		654,184		478,964		510,392		1,643,540		1,228,568		7,843		1,751,097		24,440		1,455,201		(337,168)		5,773,521
Fee and commission expense		(196,860)		(146,336)		(96,825)		(440,021)		(277,509)		(45,087)		(1,042,573)		(9,400)		(152,846)		292,202		(1,675,234)
Net insurance income (expenses)		—		—		—		—		—		766,635		6,771		464,304		—		65,663		1,303,373
Insurance income		—		—		—		—		—		11,388,443		13,590		1,019,925		—		(45,412)		12,376,546
Insurance expense		—		—		—		—		—		(10,621,808)		(6,819)		(555,621)		—		111,075		(11,073,173)
Net gains (losses) on financial instruments at fair value through profit or loss		(1,448)		—		933,790		932,342		427,374		514,300		10,687		1,172,272		594,226		(270,996)		3,380,205
Net other insurance finance expense		—		—		—		—		—		46,283		—		(1,073,004)		—		—		(1,026,721)
Net other operating income (expenses)		(1,459,592)		14,062		54,915		(1,390,615)		58,665		41,919		(508,983)		(90,198)		(765,016)		(228,847)		(2,883,075)
General and administrative expenses	￦	(1,941,244)	￦	(1,860,412)	￦	(847,660)	￦	(4,649,316)	￦	(1,070,482)	￦	(161,447)	￦	(606,306)	￦	(170,723)	￦	(535,421)	￦	129,122	￦	(7,064,573)
Operating income (expenses) before provision for credit losses		2,895,698		2,112,494		1,745,540		6,753,732		998,136		1,158,103		1,204,013		214,989		1,118,832		(567,216)		10,880,589
Reversal (provision) of credit losses		(820,198)		(201,844)		(10,914)		(1,032,956)		(94,018)		(18,512)		(765,040)		(1,423)		(452,201)		1,272		(2,362,878)
Net operating income (expenses)		2,075,500		1,910,650		1,734,626		5,720,776		904,118		1,139,591		438,973		213,566		666,631		(565,944)		8,517,711
Share of profit (loss) of associates and joint ventures		—		—		75,804		75,804		(8,489)		3,981		1,205		(146)		12,155		(57,658)		26,852
Net other non-operating income (expenses)		(7,121)		—		(474,240)		(481,361)		3,835		(1,729)		(8,207)		13,592		149,134		(36,681)		(361,417)
Segment profit (loss) before income tax expense		2,068,379		1,910,650		1,336,190		5,315,219		899,464		1,141,843		431,971		227,012		827,920		(660,283)		8,183,146
Income tax benefit (expense)		(528,075)		(465,397)		(496,928)		(1,490,400)		(222,958)		(363,176)		(102,993)		(87,683)		(106,754)		31,533		(2,342,431)

Profit (loss) for the year	￦	1,540,304	￦	1,445,253	￦	839,262	￦	3,824,819	￦	676,506	￦	778,667	￦	328,978	￦	139,329	￦	721,166	￦	(628,750)	￦	5,840,715

Profit (loss) attributable to shareholders of the Parent Company	￦	1,533,813	￦	1,445,253	￦	873,100	￦	3,852,166	￦	673,856	￦	778,228	￦	330,226	￦	139,329	￦	719,526	￦	(660,169)	￦	5,833,162
Profit (loss) attributable to non-controlling interests		6,491		—		(33,838)		(27,347)		2,650		439		(1,248)		—		1,640		31,419		7,553
Total assets*		244,324,619		182,734,005		157,876,343		584,934,967		76,461,426		45,377,597		30,235,710		35,585,902		66,608,064		(41,280,633)		797,923,033
Total liabilities*		227,897,241		217,055,771		101,026,314		545,979,326		69,572,471		39,725,458		24,597,933		32,795,927		28,844,053		(4,422,124)		737,093,044

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

5.2 Services and Geographical Segments
5.2.1 Services information
Net operating revenues from external customers by service for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025

Banking service	￦	10,115,516	￦	10,084,160	￦	11,057,286
Securities service		1,667,041		1,772,379		2,201,966
Non-life insurance service		1,120,156		1,447,658		1,244,693
Credit card service		2,026,032		2,107,801		1,910,627
Life insurance service		191,097		366,433		342,687
Others		1,058,994		1,249,740		1,187,903

	￦	16,178,836	￦	17,028,171	￦	17,945,162

5.2.2 Geographical information
Geographical net operating revenues from external customers for the years ended December 31, 2023, 2024 and 2025 and major non-current
assets as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Net operating revenues from external customers						Major non-current assets
	2023		2024		2025		December 31, 2024		December 31, 2025

Domestic	￦	14,763,248	￦	15,530,844	￦	16,368,513	￦	9,915,068	￦	8,977,713
United States		75,944		128,325		79,615		35,576		31,788
New Zealand		12,611		12,580		1,013		829		597
China		177,175		167,621		165,709		22,271		22,657
Cambodia		572,858		595,562		690,871		101,879		96,493
United Kingdom		52,372		71,545		73,297		9,023		10,572
Indonesia		327,599		320,741		320,419		430,632		466,781
Others		197,029		200,953		245,725		35,746		29,490
Consolidation adjustments		—		—		—		564,851		331,317

	￦	16,178,836	￦	17,028,171	￦	17,945,162	￦	11,115,875	￦	9,967,408